Exit or Disposal Activities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	$ 8,557,000	$ 10,400,000	$ 16,047,000
Provisions in Cost of goods sold or SG&A	4,619,000	7,676,000	1,434,000
Actual expenditures charged to accrual	(7,419,000)	(4,577,000)	(6,181,000)
Adjustments to prior provisions in Other general expense - net	63,000	(4,942,000)	(900,000)
Ending Balance	5,820,000	8,557,000	10,400,000
Facilities Shutdown Prior to 2011 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	2,288,000
Actual expenditures charged to accrual	(955,000)
Adjustments to prior provisions in Other general expense - net	(36,000)
Ending Balance	1,297,000
Facilities shutdown Prior to 2010 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		8,493,000
Actual expenditures charged to accrual		(2,156,000)
Adjustments to prior provisions in Other general expense - net		(4,871,000)
Ending Balance		1,466,000
Paint Stores Group [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	1,004,000	313,000	182,000
Consumer Group [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	598,000	0	339,000
Global Finishes Group [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	278,000	7,363,000	913,000
Latin America Coatings Group [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	123,000	0	0
Other qualified exit costs [Member] | Facilities shutdown prior to 2009 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			10,366,000
Actual expenditures charged to accrual			(3,572,000)
Adjustments to prior provisions in Other general expense - net			(1,087,000)
Ending Balance			5,707,000
Other qualified exit costs [Member] | Paint Stores Group [Member] | Stores shutdown in 2012 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	313,000
Provisions in Cost of goods sold or SG&A		313,000
Actual expenditures charged to accrual	(68,000)
Adjustments to prior provisions in Other general expense - net	(1,000)
Ending Balance	244,000	313,000
Other qualified exit costs [Member] | Paint Stores Group [Member] | Stores shutdown in 2011 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		156,000
Provisions in Cost of goods sold or SG&A			182,000
Actual expenditures charged to accrual		(144,000)	(26,000)
Adjustments to prior provisions in Other general expense - net		(12,000)
Ending Balance			156,000
Other qualified exit costs [Member] | Paint Stores Group [Member] | Stores shutdown in 2010 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			4,000
Adjustments to prior provisions in Other general expense - net			(4,000)
Other qualified exit costs [Member] | Paint Stores Group [Member] | Stores shutdown in 2009 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			2,022,000
Actual expenditures charged to accrual			(805,000)
Adjustments to prior provisions in Other general expense - net			3,000
Ending Balance			1,220,000
Other qualified exit costs [Member] | Consumer Group [Member] | Manufacturing facilities shutdown in 2009 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			721,000
Actual expenditures charged to accrual			(245,000)
Adjustments to prior provisions in Other general expense - net			(74,000)
Ending Balance			402,000
Other qualified exit costs [Member] | Global Finishes Group [Member] | Facility shutdown in 2012 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	3,430,000
Provisions in Cost of goods sold or SG&A	83,000	3,430,000
Actual expenditures charged to accrual	(3,530,000)
Adjustments to prior provisions in Other general expense - net	100,000
Ending Balance	83,000	3,430,000
Other qualified exit costs [Member] | Global Finishes Group [Member] | Branches shutdown in 2011 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	290,000	470,000
Provisions in Cost of goods sold or SG&A			597,000
Actual expenditures charged to accrual	(222,000)	(180,000)	(127,000)
Ending Balance	68,000	290,000	470,000
Other qualified exit costs [Member] | Global Finishes Group [Member] | Branches shutdown in 2010 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		955,000	1,114,000
Actual expenditures charged to accrual		(133,000)	(159,000)
Ending Balance		822,000	955,000
Other qualified exit costs [Member] | Global Finishes Group [Member] | Manufacturing facility and branches shutdown in 2009 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			1,820,000
Actual expenditures charged to accrual			(918,000)
Adjustments to prior provisions in Other general expense - net			262,000
Ending Balance			1,164,000
Severance and related costs [Member] | Paint Stores Group [Member] | Stores Shutdown in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	1,004,000
Actual expenditures charged to accrual	(27,000)
Ending Balance	977,000
Severance and related costs [Member] | Consumer Group [Member] | Facility Shutdown in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	598,000
Ending Balance	598,000
Severance and related costs [Member] | Consumer Group [Member] | Manufacturing facilities shutdown in 2011 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		197,000
Provisions in Cost of goods sold or SG&A			339,000
Actual expenditures charged to accrual		(133,000)	(142,000)
Adjustments to prior provisions in Other general expense - net		(64,000)
Ending Balance			197,000
Severance and related costs [Member] | Global Finishes Group [Member] | Branches Shutdown in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	278,000
Actual expenditures charged to accrual	(25,000)
Ending Balance	253,000
Severance and related costs [Member] | Global Finishes Group [Member] | Facility shutdown in 2012 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	2,236,000
Provisions in Cost of goods sold or SG&A	2,533,000	3,933,000
Actual expenditures charged to accrual	(2,592,000)	(1,697,000)
Ending Balance	2,177,000	2,236,000
Severance and related costs [Member] | Global Finishes Group [Member] | Branches shutdown in 2011 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		129,000
Provisions in Cost of goods sold or SG&A			316,000
Actual expenditures charged to accrual		(134,000)	(187,000)
Adjustments to prior provisions in Other general expense - net		5,000
Ending Balance			129,000
Severance and related costs [Member] | Latin America Coatings Group [Member] | Facility Shutdown in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	123,000
Ending Balance	$ 123,000